Bank Borrowings (Details) - Schedule of Bank Borrowings ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Bank Borrowings [Abstract]
Long-term bank borrowing, current portion
Long-term bank borrowing, non-current portion	10,000	1,379	10,000
Total	¥ 10,000	$ 1,379	¥ 10,000